Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 High And New Technology Enterprise	Dec. 31, 2013 High And New Technology Enterprise Expiration Period One	Dec. 31, 2013 High And New Technology Enterprise Expiration Period Two	Dec. 31, 2013 High And New Technology Enterprise Expiration Period Three	Dec. 31, 2013 Key Software Enterprise	Dec. 31, 2013 China	Dec. 31, 2013 China Maximum	Dec. 31, 2013 China Minimum	Dec. 31, 2013 Japan	Dec. 31, 2013 Japan Maximum	Dec. 31, 2013 Japan Minimum	Dec. 31, 2013 Baidu Japan JPY (¥)	Dec. 31, 2013 Baidu Online Key Software Enterprise
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
Preferential enterprise income tax rate, effective period			3 years				2 years
A preferential enterprise income tax rate			15.00%				10.00%
Tax holiday, expiration date				Jan. 01, 2014	Jan. 01, 2015	Jan. 01, 2016									Jan. 01, 2015
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors of certain jurisdictions are subject	5.00%	5.00%
Minimum paid-in capital required for a specified Japan national income tax rate														¥ 100.00
A specified Japan national income tax rate														30.00%
Operating loss carry forwards	365.89	2,220.00
Beginning expiration date of net operating loss								Jan. 01, 2017			Jan. 01, 2015
Accrued withholding tax		580.72
Time period that tax authorities could conduct examinations of entity's tax filings									5 years			7 years
Tax years remain open to examination by respective taxing jurisdictions									2013	2009		2013	2007